Aristotle Portfolio Optimization Growth Fund
Schedule of Investments
June 30, 2025 (Unaudited)

AFFILIATED OPEN-END FUNDS - 57.2%	Shares	Value
Affiliated Equity Open-End Funds - 38.0%
Aristotle Core Equity Fund - Class I (a)	8,142,949	$124,749,979
Aristotle Growth Equity Fund - Class I (a)	4,542,055	73,354,186
Aristotle International Equity Fund - Class I (a)	3,441,600	43,673,904
		241,778,069

Affiliated Fixed Income Open-End Funds - 19.2%
Aristotle Core Bond Fund - Class I (a)	3,060,316	26,747,164
Aristotle Core Income Fund - Class I (a)	4,059,702	39,297,919
Aristotle Floating Rate Income Fund - Class I (a)	331,578	3,120,145
Aristotle High Yield Bond Fund - Class I (a)	2,023,232	18,836,287
Aristotle Short Duration Income Fund - Class I (a)	3,344,526	34,281,389
		122,282,904
TOTAL AFFILIATED OPEN-END FUNDS (Cost $300,283,399)		364,060,973

EXCHANGE TRADED FUNDS - 42.6%	Shares	Value
Equity Exchange Traded Funds - 41.1%
iShares Core MSCI Emerging Markets ETF	105,794	6,350,814
iShares Core U.S. REIT ETF	108,294	6,125,109
iShares MSCI EAFE Value ETF	242,999	15,425,577
iShares Russell 1000 Value ETF	451,753	87,743,985
iShares Russell 2000 Growth ETF	33,169	9,481,690
iShares Russell 2000 Value ETF	279,902	44,157,339
iShares Russell Mid-Cap Growth ETF	299,750	41,569,330
iShares Russell Mid-Cap Value ETF	287,718	38,019,056
Vanguard FTSE All World ex-US Small-Cap ETF	95,451	12,827,660
		261,700,560

Fixed Income Exchange Traded Funds - 1.5%
iShares J.P. Morgan USD Emerging Markets Bond ETF	68,756	6,368,181
iShares TIPS Bond ETF	28,800	3,169,152
		9,537,333
TOTAL EXCHANGE TRADED FUNDS (Cost $254,020,715)		271,237,893

TOTAL INVESTMENTS - 99.8% (Cost $554,304,114)		635,298,866
Money Market Deposit Account - 0.3% (b)		1,674,760
Liabilities in Excess of Other Assets - (0.1)%		(378,613)
TOTAL NET ASSETS - 100.0%		$636,595,013
two		–%
Percentages are stated as a percent of net assets.		–%

REIT - Real Estate Investment Trust

(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.20%.